MetLife Mid Cap Stock Index Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
S&P MidCap 400 Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.50%	9.12%	10.72%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	7.19%	8.81%	10.43%
Class B
Prospectus [Line Items]
Average Annual Return, Percent	6.86%	8.54%	10.16%
Class E
Prospectus [Line Items]
Average Annual Return, Percent	7.00%	8.64%	10.27%
Class G
Prospectus [Line Items]
Average Annual Return, Percent	6.82%	8.48%	10.10%